Average Annual Total Returns - StrategicAdvisersLargeCapFund-PRO - StrategicAdvisersLargeCapFund-PRO - Strategic Advisers Large Cap Fund	Jul. 29, 2023
Strategic Advisers Large Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.34%)
Past 5 years	9.38%
Past 10 years	12.22%
Strategic Advisers Large Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.37%)
Past 5 years	7.55%
Past 10 years	10.38%
Strategic Advisers Large Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.54%)
Past 5 years	7.17%
Past 10 years	9.64%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%